REORGANIZATION COSTS	3 Months Ended
Jun. 30, 2021
REORGANIZATION COSTS
REORGANIZATION COSTS

13. REORGANIZATION COSTS

Reorganization costs represent the amounts incurred related to the filings under the CCAA and Chapter 15 under the U.S. Bankruptcy Code proceedings and consist of:

Three months ended
June 30, 2021
Professional and advisory costs	$12,546
Key employee retention plan	2,536
Prepetition claims and other costs	4,927
$20,009